AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—March 31, 2020 — (unaudited)

Industry Description		Ratings (1)					Principal
	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date (2)	Amount**/ Shares	Value (Note 1)
LOANS (3) (4)-88.6%
Aerospace & Defense-1.9%

AI Convoy Luxembourg SARL	BTL-B	B1	B	5.34	3 ML+3.50%	01/17/2027	245,000	$226,625
AI Convoy Luxembourg SARL	BTL-B	B1	B	TBD		01/17/2027	EUR 205,000	197,041
Dynasty Acquisition Co., Inc.	BTL-B1	B2	B	4.95	3 ML+3.50%	04/06/2026	649,125	497,879
Dynasty Acquisition Co., Inc.	BTL-B2	B2	B	4.95	3 ML+3.50%	04/06/2026	348,992	267,677
Maxar Technologies, Ltd.	BTL-B	B2	B	3.74	3 ML+2.75%	10/04/2024	496,193	419,283
TransDigm Group, Inc.	BTL-E	Ba3	B+	3.24	1 ML+2.25%	05/30/2025	445,920	411,361
TransDigm Group, Inc.	BTL-F	Ba3	B+	3.24	1 ML+2.25%	12/09/2025	1,115,490	1,029,039

								3,048,905

Auto Components-0.9%

Adient US LLC	BTL-B	Ba3	BB-	5.45-5.74	3 ML+4.00%	05/06/2024	570,687	495,785
Panther BF Aggregator 2 LP(10)	BTL-B	Ba3	B	3.75	1 ME+3.75%	04/30/2026	EUR 500,000	476,453
Panther BF Aggregator 2 LP	BTL-B	Ba3	B	4.44	1 ML+3.50%	04/30/2026	497,500	452,725

								1,424,963

Building Products-0.7%

Advanced Drainage Systems, Inc.	BTL-B	Ba1	BB	3.81	1 ML+2.25%	07/31/2026	185,214	170,397
NCI Building Systems, Inc.	BTL-B	B2	B+	4.56	1 ML+3.75%	04/12/2025	253,906	218,359
TAMKO Building Products, Inc.	BTL-B	B2	BB-	4.24-4.25	1 ML+3.25%	06/01/2026	383,075	356,260
Wilsonart LLC	BTL-D	B2	B+	4.71	3 ML+3.25%	12/19/2023	545,651	411,057

								1,156,073

Capital Markets-2.1%

Aretec Group, Inc.	1st Lien	B2	B	5.24	1 ML+4.25%	10/01/2025	611,505	403,593
Deerfield Dakota Holding LLC	BTL-B	B2	B-	TBD		04/09/2027	EUR 1,000,000	871,291
Deerfield Dakota Holding LLC	BTL-B	B2	B-	TBD		04/09/2027	1,000,000	840,000
NFP Corp.	BTL	B2	B	4.24	1 ML+3.25%	02/15/2027	673,359	579,089
Russell Investments U.S. Institutional Holdco, Inc.	BTL-B	Ba2	BB-	3.82	6 ML+2.75%	06/01/2023	359,335	326,995
Victory Capital Management, Inc.	BTL-B	Ba3	BB-	4.02	1 ML+2.50%	07/01/2026	289,390	251,046

								3,272,014

Chemicals-4.3%

Allnex (Lux) & Cy SCA	BTL-B2	B2	B	4.86	3 ML+3.25%	09/13/2023	256,884	174,681
Allnex USA, Inc.	BTL-B3	B2	B	4.86	3 ML+3.25%	09/13/2023	193,542	131,608
ASP Unifrax Holdings, Inc.	BTL-B1	B3	B-	4.82	6 ML+3.75%	12/12/2025	738,447	583,373
ASP Unifrax Holdings, Inc.	BTL-B2	Caa2	CCC+	9.27	3 ML+8.50%	12/14/2026	375,000	243,750
Diamond (BC) BV(10)	BTL	B1	B-	3.25	3 ME+3.25%	09/06/2024	EUR 205,275	169,798
Diamond (BC) BV	BTL	B1	B-	4.78	3 ML+3.00%	09/06/2024	894,412	670,809
CTC AcquiCo GmbH(10)	BTL-B1	B2	B	2.50	3 ME+2.50%	03/07/2025	EUR 381,271	351,420
H.B. Fuller Company	BTL-B	Ba2	BB+	2.77	1 ML+2.00%	10/20/2024	529,612	466,059
Hexion, Inc.	BTL	Ba3	B+	5.41	3 ML+3.50%	07/01/2026	391,664	328,998
Messer Industries GmbH	BTL-B1	B1	BB-	3.95	3 ML+2.50%	03/01/2026	408,484	362,530
Messer Industries GmbH(10)	BTL-B2	B1	BB-	2.50	3 ME+2.50%	03/01/2026	EUR 220,000	214,937
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	2.87-3.77	1 ML+2.25%	02/14/2024	772,695	695,426
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	3.46	3 ML+2.25%	02/14/2024	94,093	84,684
SCIH Salt Holdings, Inc.	BTL-B	B3	B	TBD		03/16/2027	400,000	347,000
Starfruit Finco BV(10)	BTL-B	B1	B+	3.25	3 ME+3.25%	10/01/2025	EUR 165,000	164,387
Starfruit Finco BV	BTL-B	B1	B+	3.86	1 ML+3.00%	10/01/2025	400,332	360,298
Tronox Finance LLC	BTL-B	Ba3	BB-	3.74	1 ML+2.75%	09/23/2024	473,971	417,095
Tronox Finance LLC	BTL-B	Ba3	BB-	4.20	3 ML+2.75%	09/23/2024	334,438	294,305
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	3.20	3 ML+1.75%	06/01/2024	394,010	365,772
WR Grace & Co.	BTL-B1	Ba1	BBB-	3.20	3 ML+1.75%	04/03/2025	183,262	156,383
WR Grace & Co.	BTL-B2	Ba1	BBB-	3.20	3 ML+1.75%	04/03/2025	314,163	268,086

								6,851,399

Commercial Services & Supplies-5.2%

ADS Waste Holdings, Inc.	BTL-B3	Ba3	BB+	3.00	1 WL+2.25%	11/10/2023	960,767	951,159
Amentum Government Services Holdings LLC	BTL-B	Ba3	B	4.99	1 ML+4.00%	02/01/2027	535,000	497,550
APX Group, Inc.	BTL	B2	B-	6.70	2 ML+5.00%	12/31/2025	639,270	543,379
Brickman Group, Ltd.	BTL-B	B1	BB-	3.13-3.50	1 ML+2.50%	08/15/2025	1,231,572	1,163,835
Clean Harbors, Inc.	BTL-B	Ba1	BBB-	2.74	1 ML+1.75%	06/28/2024	537,773	486,684
Garda World Security Corp.	BTL-B	B1	B	6.39	3 ML+4.75%	10/30/2026	281,697	264,795
Grizzly Acquisition, Inc.	BTL-B	Ba3	BB+	5.16	3 ML+3.25%	10/01/2025	596,804	453,571
KAR Auction Services, Inc.	BTL-B6	Ba2	B+	3.19	1 ML+2.25%	09/19/2026	497,500	457,700
Pitney Bowes, Inc.	BTL-B	Ba1	BBB-	6.49	1 ML+5.50%	01/17/2025	500,000	420,000
PSAV Holdings LLC	1st Lien	Caa2	B-	4.70-4.95	3 ML+3.25%	03/03/2025	406,264	243,758
PSAV Holdings LLC	1st Lien	Caa2	B-	4.83	1 ML+3.25%	03/03/2025	386,752	232,051
PSAV Holdings LLC	2nd Lien	Ca	CCC	9.01	3 ML+7.25%	09/01/2025	870,000	478,500
Techem Verwaltungsgesellschaft 675 mbH	BTL-B4	B1	B+	TBD		07/15/2025	EUR 667,888	686,585
US Ecology, Inc.	BTL-B	Ba3	BB+	3.49	1 ML+2.50%	11/01/2026	324,188	307,978
Verisure Holding AB(10)	BTL-B	B1	B	3.50	3 ME+3.50%	10/21/2022	EUR 1,000,000	1,038,931

								8,226,476

Construction & Engineering-0.9%

Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	5.70-6.12	3 ML+4.25%	06/21/2024	1,000,828	800,663
Hamilton Holdco, LLC	BTL-B	Ba1	BB+	3.46	3 ML+2.00%	01/02/2027	718,469	668,176

								1,468,839

Construction Materials-1.0%

Quikrete Holdings, Inc.	1st Lien	B1	BB-	3.49	1 ML+2.50%	02/01/2027	1,001,337	856,143
Summit Materials LLC	BTL-B	Ba2	BBB-	2.99	1 ML+2.00%	11/21/2024	889,525	771,663

								1,627,806

Consumer Finance-0.4%

GreenSky Holdings, Inc.	BTL-B	B1	B+	4.25	1 ML+3.25%	03/31/2025	744,946	595,957

Containers & Packaging-3.2%

Berlin Packaging LLC	BTL-B	B3	B-	4.46	3 ML+3.00%	11/07/2025	6,976	6,002
Berlin Packaging LLC	BTL-B	B3	B-	4.59	1 ML+3.00%	11/07/2025	513,183	441,594
Berry Plastics Holding Corp.	BTL-W	Ba2	BBB-	2.86	3 ML+2.00%	10/01/2022	1,078,913	1,026,046
Berry Plastics Holding Corp.	BTL-Y	Ba2	BBB-	2.86	1 ML+2.00%	07/01/2026	1,021,278	952,852
Flex Acquisition Co., Inc.	1st Lien	B2	B	4.58	1 ML+3.00%	12/29/2023	23,034	20,154
Flex Acquisition Co., Inc.	1st Lien	B2	B	4.91	3 ML+3.00%	12/29/2023	613,660	536,953
Flex Acquisition Co., Inc.	BTL	B2	B	5.16	3 ML+3.25%	06/29/2025	489,259	429,732
Pregis TopCo Corporation	BTL	B2	B	4.99	1 ML+4.00%	07/31/2026	399,000	345,135
ProAmpac PG Borrower LLC	1st Lien	B3	B-	4.50	1 ML+3.50%	11/20/2023	146,796	122,086
ProAmpac PG Borrower LLC	1st Lien	B3	B-	5.19-5.29	3 ML+3.50%	11/20/2023	251,780	209,397
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC	10.19	3 ML+8.50%	11/18/2024	385,000	277,200
Reynolds Group Holdings, Inc.	BTL	B1	B+	3.74	1 ML+2.75%	02/05/2023	657,520	620,535

								4,987,686

Diversified Consumer Services-0.7%

Belron Finance US LLC	BTL-B	Ba3	BB	4.27	3 ML+2.50%	10/30/2026	149,625	140,647
Belron Finance US LLC	BTL-B	Ba3	BB	3.96	3 ML+2.25%	11/13/2025	592,500	556,950
Weight Watchers International, Inc.	BTL-B	Ba2	BB	6.72	3 ML+4.75%	11/29/2024	448,298	425,883

								1,123,480

Diversified Financial Services-2.9%

EVO Payments International LLC	1st Lien	B2	B	4.20	1 ML+3.25%	12/22/2023	997,875	843,205
Financial & Risk US Holdings, Inc.(10)	BTL-B	B2	B	3.25	3 ME+3.25%	10/01/2025	EUR 484,823	507,784
Financial & Risk US Holdings, Inc.	BTL-B	B2	B	4.24	1 ML+3.25%	10/01/2025	562,875	538,484
Millennium Trust Company, LLC	BTL-B	B2	B	5.99	1 ML+5.00%	03/27/2026	420,750	345,015
MPH Acquisition Holdings LLC	BTL-B	B1	B+	4.20	3 ML+2.75%	06/07/2023	811,068	725,906
NAB Holdings LLC	BTL	B2	B	4.45	3 ML+3.00%	07/01/2024	248,154	193,560
Nets Holding AS(10)	BTL-B	B1	B	3.25	3 ME+3.25%	02/06/2025	EUR 798,159	785,108
Trans Union LLC	BTL-B5	Ba2	BB+	2.74	1 ML+1.75%	11/16/2026	707,844	675,401

								4,614,463

Diversified Telecommunication Services-2.4%

Altice France SA	BTL-B12	B2	B	4.39	1 ML+3.69%	01/31/2026	997,821	927,974
Centurylink, Inc.	BTL-B	Ba3	BBB-	3.24	1 ML+2.25%	03/15/2027	394,012	358,798
MTN Infrastructure TopCo, Inc.	BTL-B	B2	B	4.00	1 ML+3.00%	11/15/2024	1,000,161	885,143
Telenet Financing USD LLC	BTL-AR	Ba3	BB-	2.70	1 ML+2.00%	04/30/2028	920,000	837,200
Zacapa SARL	BTL	B2	B-	5.57	3 ML+4.50%	07/02/2025	526,975	476,912
Zayo Group Holdings, Inc.(10)	BTL	B1	B	3.25	3 ME+3.25%	03/09/2027	EUR 305,000	299,382

								3,785,409

Electric Utilities-0.2%

Pike Corp.	BTL-B	NR	B	4.24	1 ML+3.25%	07/24/2026	420,078	386,472

Electronic Equipment, Instruments & Components-0.4%

Avantor, Inc.	1st Lien	Ba2	B+	3.25	1 ML+2.25%	11/21/2024	172,935	162,559
Lifescan Global Corporation	BTL-B	B2	B	8.06	6 ML+6.00%	10/01/2024	684,375	537,234

								699,793

Energy Equipment & Services-0.2%

Philadelphia Energy Solutions LLC†(5)(11)	BTL-C	NR	NR	6.99	3 ML+0.50%	12/31/2022	808,137	242,441
Seadrill Partners Finco LLC	BTL-B	Caa3	CCC	7.45	3 ML+6.00%	02/21/2021	874,936	139,990

								382,431

Entertainment-1.6%

Banijay Entertainment S.A.S.	BTL	B1	B	TBD		03/04/2025	EUR 170,000	161,713
Crown Finance US, Inc.(10)	BTL	B3	B	2.38	6 ME+2.38%	02/28/2025	EUR 132,409	94,922
Crown Finance US, Inc.	BTL	B3	B	3.32	6 ML+2.25%	02/28/2025	586,476	380,037
Delta 2 (Lux) SARL	BTL-B	B2	B+	3.50	1 ML+2.50%	02/01/2024	850,951	752,028
NAI Entertainment Holdings LLC	BTL-B	B3	B+	3.50	1 ML+2.50%	05/08/2025	416,800	300,096
Nascar Holdings, Inc.	BTL-B	Ba2	BB	3.67	1 ML+2.75%	10/19/2026	245,340	212,628
UFC Holdings LLC	BTL	B2	B	4.25	1 ML+3.25%	04/29/2026	455,867	396,605
William Morris Endeavor Entertainment LLC	BTL-B	B2	B	3.74-4.37	1 ML+2.75%	05/18/2025	297,182	233,783

								2,531,812

Food & Staples Retailing-0.8%

U.S. Foods, Inc.	BTL-B	Ba3	BB	2.74	1 ML+1.75%	06/27/2023	772,899	716,220
U.S. Foods, Inc.	BTL-B	Ba3	BB	3.07	6 ML+2.00%	09/13/2026	537,300	492,525

								1,208,745

Food Products-2.4%

Atkins Nutritionals, Inc.	BTL-B	B1	B+	4.55	1 ML+3.75%	07/07/2024	460,507	422,515
Bellring Brands LLC	BTL-B	B2	B+	6.00	1 ML+5.00%	10/21/2024	162,937	152,347
B&G Foods, Inc.	BTL-B	Ba2	BB	3.49	1 ML+2.50%	10/10/2026	353,225	330,265
CHG PPC Parent LLC	BTL-B	B2	B	3.74	1 ML+2.75%	03/31/2025	422,475	376,003
Froneri International PLC(10)	BTL	B1	B+	2.63	6 ME+2.63%	01/29/2027	EUR 700,000	716,701
Froneri International PLC	BTL	B1	B+	3.24	1 ML+2.25%	01/29/2027	650,000	615,875
Froneri International PLC(10)	2nd Lien	B3	B-	5.75	6 ME+5.75%	01/31/2028	EUR 100,000	100,731
Froneri International PLC	2nd Lien	B3	B-	6.74	6 ML+5.75%	01/31/2028	100,000	90,000
Hostess Brands LLC	BTL	B1	BB-	3.24	1 ML+2.25%	08/03/2025	284,044	262,741
Hostess Brands LLC	BTL	B1	BB-	4.01-4.03	3 ML+2.25%	08/03/2025	767,998	710,398

								3,777,576

Gas Utilities-0.3%

UGI Energy Services LLC	BTL-B	Ba3	NR	4.74	1 ML+3.75%	08/13/2026	497,723	420,576

Health Care Equipment & Supplies-0.2%

CPI Holdco LLC	BTL	B2	B	5.70	3 ML+4.25%	11/04/2026	280,000	240,800

Health Care Providers & Services-5.7%

Air Medical Group Holdings, Inc.	BTL-B1	B1	B	4.93	2 ML+3.25%	04/28/2022	243,598	221,268
Catalent Pharma Solutions, Inc.	BTL-B2	Ba2	BB	3.25	1 ML+2.25%	05/18/2026	579,150	558,880
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	1 ML+2.50%	03/01/2024	928,608	841,938
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	4.75	1 ML+3.75%	06/06/2025	600,341	463,763
DuPage Medical Group, Ltd.	1st Lien	B1	B	3.74	1 ML+2.75%	08/15/2024	408,279	326,624
DuPage Medical Group, Ltd.	2nd Lien	Caa1	CCC+	7.99	1 ML+7.00%	08/15/2025	623,968	527,253
Envision Healthcare Corp.	1st Lien	B2	B	4.74	1 ML+3.75%	10/10/2025	355,484	179,519
Eyecare Partners LLC	BTL	B2	B	4.82	3 ML+3.75%	02/05/2027	587,838	474,189
Eyecare Partners LLC(6)	Delayed Draw	B2	B	0.50		02/18/2027	137,162	110,644
Gentiva Health Services, Inc.	BTL-B	B1	B	4.25	1 ML+3.25%	07/02/2025	995,821	931,092
Healogics, Inc.	1st Lien	Caa2	CCC-	5.57	3 ML+4.25%	07/01/2021	955,113	687,682
IQVIA, Inc.(10)	BTL-B	Ba1	BBB-	2.00	3 ME+2.00%	06/11/2025	EUR 1,164,262	1,218,792
LGC Group Holdings, Ltd.	BTL-B	B3	NR	TBD		01/22/2027	EUR 595,000	555,917
MED ParentCo LLC	1st Lien	B2	B	5.24	1 ML+4.25%	08/31/2026	650,035	539,529
MED ParentCo LLC(6)	Delayed Draw	B2	B	4.25-5.24	1 ML+4.25%	08/31/2026	162,759	135,090
Pharmaceutical Product Development, Inc.	BTL-B	Ba2	B+	3.50	1 ML+2.50%	08/18/2022	508,464	484,524
Sound Inpatient Physicians	1st Lien	Ba3	B	3.74	1 ML+2.75%	06/27/2025	565,680	496,384
Surgery Center Holdings, Inc.	1st Lien	B2	B-	4.25	1 ML+3.25%	09/03/2024	413,345	321,169

								9,074,257

Hotels, Restaurants & Leisure-6.1%

8th Avenue Food & Provisions, Inc.	1st Lien	B2	B-	4.30	1 ML+3.50%	10/01/2025	419,687	384,539
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC	8.55	1 ML+7.75%	10/01/2026	270,000	229,500
Aramark Services, Inc.	BTL-B1	Ba1	BBB-	2.74	1 ML+1.75%	03/11/2025	596,904	552,136
Aramark Services, Inc.	BTL-B4	Ba1	BBB-	2.74	1 ML+1.75%	01/15/2027	380,000	351,500
Boyd Gaming Corp.	BTL-B3	Ba3	BB	2.93	1 WL+2.25%	09/15/2023	628,730	544,900
Caesars Entertainment Operating Co., Inc.	BTL-B	B1	BB	2.99	1 ML+2.00%	10/07/2024	1,001,786	811,446
Caesars Resort Collection LLC	BTL-B	Ba3	BB	3.74	1 ML+2.75%	12/23/2024	1,360,059	1,092,904
Carrols Restaurant Group, Inc.	BTL-B	B3	B-	4.21	1 ML+3.25%	04/30/2026	635,200	470,048
CityCenter Holdings LLC	BTL-B	B2	BB-	3.24	1 ML+2.25%	04/18/2024	848,672	738,345
Eldorado Resorts LLC	BTL-B	Ba1	BB	3.25	6 ML+2.25%	04/17/2024	580,134	562,730
Four Seasons Holdings, Inc.	1st Lien	Ba3	BB+	2.99	1 ML+2.00%	11/30/2023	599,850	542,436
Golden Entertainment, Inc.	1st Lien	B1	B+	3.96	1 ML+3.00%	10/21/2024	1,005,875	754,406
Hilton Worldwide Finance LLC	BTL-B2	Baa3	BBB-	2.70	1 ML+1.75%	06/22/2026	591,190	547,836
IRB Holding Corp.	BTL-B	B2	B+	3.75	1 ML+2.75%	02/05/2025	378,229	291,236
IRB Holding Corp.	BTL-B	B2	B+	3.95	3 ML+2.75%	02/05/2025	967	745
Penn National Gaming, Inc.	BTL-B	B1	BB-	3.24	1 ML+2.25%	10/15/2025	696,187	521,754
Playtika Holding Corp.	BTL-B	B1	B+	7.07	6 ML+6.00%	12/10/2024	933,187	866,309
Station Casinos LLC	BTL-B	B1	BB-	3.24	1 ML+2.25%	02/08/2027	406,021	335,374

								9,598,144

Household Durables-0.3%

Installed Building Products, Inc.	BTL-B	Ba3	BB+	3.24	1 ML+2.25%	04/15/2025	500,000	417,500

Household Products-0.4%

Energizer Holdings, Inc.	BTL-B	Ba1	BB+	3.88	1 ML+2.25%	12/17/2025	95,617	90,837
Prestige Brands, Inc.	BTL-B4	Ba3	BB	2.99	1 ML+2.00%	01/26/2024	233,482	216,360
Reynolds Consumer Products, Inc.	BTL	Ba1	BB+	3.50	3 ML+1.75%	02/04/2027	370,000	346,412

								653,609

Industrial Conglomerates-0.1%

Ameriforge Group, Inc.	BTL	NR	NR	8.45	3 ML+7.00%	06/08/2022	105,127	100,528
UTEX Industries, Inc.	1st Lien	Caa1	CCC	5.00	1 ML+4.00%	05/22/2021	303,397	91,019

								191,547

Insurance-4.2%

Acrisure LLC	BTL-B	B2	B	5.21	3 ML+3.50%	02/15/2027	445,000	369,350
Asurion LLC	BTL-B4	Ba3	B+	3.99	1 ML+3.00%	08/04/2022	763,138	698,271
Asurion LLC	BTL-B6	Ba3	B+	3.99	1 ML+3.00%	11/03/2023	634,110	602,405
Asurion LLC	2nd Lien	B3	B	7.49	1 ML+6.50%	08/04/2025	1,480,000	1,361,600
Asurion LLC	BTL-B7	Ba3	B+	3.99	1 ML+3.00%	11/03/2024	505,938	468,836
Compass Investments, Inc.	BTL-B	B2	B	3.99	3 ML+3.00%	05/16/2024	1,074,039	965,293
Hub International, Ltd.	BTL-B	B2	B	4.39-4.55	2 ML+2.75%	04/25/2025	967,762	901,229
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	4.24	1 ML+3.25%	12/31/2025	1,334,762	1,163,468
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	4.99	1 ML+4.00%	09/03/2026	163,763	147,113

								6,677,565

Internet & Direct Marketing Retail-1.2%

Buzz Merger Sub Ltd.	BTL-B	B1	B+	3.74	1 ML+2.75%	01/29/2027	285,000	259,350
Go Daddy Operating Co. LLC	BTL-B1	Ba1	BB	2.74	1 ML+1.75%	02/15/2024	397,130	375,685
Rodan & Fields, LLC	BTL-B	B3	B-	4.70	1 ML+4.00%	06/16/2025	356,628	153,350
Shutterfly, Inc.	BTL-B	B1	B	7.45	3 ML+6.00%	09/25/2026	500,806	450,726
Terrier Media Buyer, Inc.	BTL-B	Ba3	BB-	5.70	3 ML+4.25%	12/17/2026	768,075	654,784

								1,893,895

IT Services-3.1%

Blackhawk Network Holdings, Inc.	1st Lien	B1	B	3.99	1 ML+3.00%	06/15/2025	905,207	730,200
CCC Information Services, Inc.	1st Lien	B3	B-	3.75	1 ML+2.75%	04/29/2024	906,171	822,026
Science Applications International Corp.	BTL-B	Ba1	BB+	3.24	1 ML+2.25%	03/12/2027	515,000	481,525
Tempo Acquisition LLC	BTL-B	B1	B	3.74	1 ML+2.75%	05/01/2024	1,113,751	985,670
Web.com Group, Inc.	1st Lien	B2	B+	4.95	3 ML+3.75%	10/10/2025	263,425	215,679
Web.com Group, Inc.	BTL-B2	Caa2	CCC+	8.95	3 ML+7.75%	10/09/2026	633,015	477,926
WEX, Inc.	BTL-B3	Ba2	BB-	3.24	1 ML+2.25%	05/15/2026	1,315,430	1,127,981

								4,841,007

Leisure Products-0.5%

Hayward Industries, Inc.	1st Lien	B3	B	4.49	1 ML+3.50%	08/05/2024	388,363	306,159
SRAM LLC	BTL-B	B1	BB-	3.75	1 ML+2.75%	03/15/2024	571,518	537,227
SRAM LLC	BTL-B	B1	BB-	5.00	USFRBPLR+1.75%	03/15/2024	17,269	16,233

								859,619

Life Sciences Tools & Services-0.3%

Syneos Health, Inc.	BTL-B	Ba3	BB	2.74	1 ML+1.75%	08/01/2024	552,656	530,550

Machinery-3.0%

Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	2.99	1 ML+2.00%	10/01/2025	486,840	438,156
Brookfield WEC Holdings, Inc.	BTL	B2	B	3.99	1 ML+3.00%	08/01/2025	500,892	470,838
CIRCOR International, Inc.	BTL-B	B1	B	4.06	1 ML+3.25%	12/11/2024	479,907	381,526
CTOS LLC	BTL-B	B2	B+	5.00	1 ML+4.25%	04/18/2025	507,593	430,185
Fluidra SA	BTL-B	Ba3	BB	2.99	1 ML+2.00%	07/02/2025	373,943	336,549
Ingersoll-Rand Company Ltd.(10)	BTL-B	Ba2	BB+	2.00	1 ME+2.00%	03/01/2027	EUR 827,352	842,529
Ingersoll-Rand Company Ltd.	BTL-B	Ba2	BB+	2.74	1 ML+1.75%	03/01/2027	594,905	556,236
Navistar International Corp.	BTL-B	Ba2	BB-	4.28	1 ML+3.50%	11/06/2024	542,254	466,339
Pro Mach Group, Inc.	BTL-B	B2	B-	3.68	1 ML+2.75%	03/07/2025	407,680	313,914
WireCo WorldGroup, Inc.	1st Lien	B3	B+	6.07	1 ML+5.00%	09/30/2023	603,125	474,961

								4,711,233

Media-6.8%

Advantage Sales & Marketing LLC	1st Lien	B2	B-	4.70	3 ML+3.25%	07/23/2021	254,118	206,788
Advantage Sales & Marketing LLC	2nd Lien	Caa2	CCC	7.95	3 ML+6.50%	07/25/2022	500,000	361,666
Altice Financing SA	1st Lien	B2	B	3.67	1 ML+2.75%	01/31/2026	496,838	450,880
Banijay Group US Holdings, Inc.	BTL	B1	B	TBD		03/04/2025	425,000	374,000
Charter Communications Operating LLC	BTL-B2	Ba1	BBB-	2.74	1 ML+1.75%	02/01/2027	649,049	620,383
Clear Channel Outdoor Holdings, Inc.	BTL-B	B1	B+	4.49	1 ML+3.50%	08/21/2026	735,677	656,591
CSC Holdings, Inc.	BTL-B	Ba3	BB	2.86	1 ML+2.25%	07/17/2025	496,583	476,720
CSC Holdings, Inc.	BTL-B5	Ba3	BB	3.11	1 ML+2.50%	04/15/2027	1,281,250	1,221,458
E.W. Scripps Co.	BTL-B2	Ba2	NR	3.49	1 ML+2.50%	05/01/2026	633,616	586,095
Gray Television, Inc.	BTL-C	Ba2	BB	4.02	1 ML+2.50%	01/02/2026	1,282,627	1,218,495
Houghton Mifflin Harcourt Publishing Company	BTL-B	B3	B	7.24	3 ML+6.25%	11/22/2024	493,750	435,734
ION Media Networks, Inc.	BTL-B	B1	BB-	4.00	1 ML+3.00%	12/18/2024	1,293,916	1,158,055
NEP Group, Inc.	1st Lien	Caa1	B	4.70	3 ML+3.25%	10/20/2025	197,500	120,475
NEP Group, Inc.	2nd Lien	Ca	CCC	8.45	3 ML+7.00%	10/19/2026	595,000	267,750
Nexstar Broadcasting, Inc.	BTL-B4	Ba3	BB	4.33	1 ML+2.75%	09/18/2026	1,292,041	1,199,983
Univision Communications, Inc.	BTL-C5	B2	B	3.75	1 ML+2.75%	03/15/2024	494,005	411,670
Ziggo Secured Finance Partnership	BTL-I	B1	B+	3.20	1 ML+2.50%	04/30/2028	1,000,000	920,000

								10,686,743

Metals & Mining-0.8%

American Rock Salt Co. LLC	1st Lien	B2	B	4.50	1 ML+3.50%	03/21/2025	1,000,597	850,507
Arconic Rolled Products Corp.	BTL-B	Ba1	BB+	TBD		03/25/2027	440,000	396,000

								1,246,507

Multiline Retail-0.1%

Neiman Marcus Group Ltd. LLC	BTL	Caa2	CCC+	7.50	1 ML+6.00%	10/25/2023	302,416	114,918

Oil, Gas & Consumable Fuels-1.7%

BCP Renaissance Parent LLC	BTL-B	B1	B+	4.95	3 ML+3.50%	10/31/2024	490,195	265,523
California Resources Corp.	2nd Lien	Caa1	B	11.99	3 ML+10.38%	12/31/2021	500,000	21,667
Foresight Energy LLC(12)	1st Lien	C	D	7.36	3 ML+5.75%	03/28/2022	1,234,656	154,332
Medallion Midland Acquisition LLC	1st Lien	B2	B-	4.25	1 ML+3.25%	10/30/2024	701,882	386,035
Oryx Midstream Services LLC	BTL-B	B2	B-	4.99	1 ML+4.00%	05/22/2026	574,453	348,502
Power Buyer LLC	1st Lien	B3	B-	4.70	3 ML+3.25%	03/06/2025	1,007,203	835,978
Power Buyer LLC	2nd Lien	Caa2	CCC	8.70	3 ML+7.25%	03/06/2026	585,000	456,300
Traverse Midstream Partners LLC	BTL-B	B2	B+	5.00	1 ML+4.00%	09/27/2024	290,151	161,517

								2,629,854

Personal Products-1.2%

Coty, Inc.(10)	BTL-B	Ba3	B+	2.50	1 ME+2.50%	04/07/2025	EUR 810,562	712,196
Revlon Consumer Products Corp.	BTL-B	B3	CCC-	4.95-5.11	3 ML+3.50%	09/07/2023	763,046	289,958
Sunshine Luxembourg VII SARL	BTL-B1	B2	B	5.32	3 ML+4.25%	10/01/2026	997,500	902,738

								1,904,892

Pharmaceuticals-2.3%

Elanco Animal Health, Inc.	BTL-B	Baa3	BB+	TBD		02/04/2027	1,195,000	1,132,262
Endo Luxembourg Finance Co. I SARL	BTL-B	B1	B+	5.25	1 ML+4.25%	04/29/2024	502,097	443,519
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB	3.36	1 ML+2.75%	11/27/2025	1,038,750	981,619
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB	3.61	1 ML+3.00%	06/02/2025	1,058,108	1,005,202

								3,562,602

Professional Services-1.9%

AlixPartners LLP	BTL-B	B2	B+	3.50	1 ML+2.50%	04/04/2024	1,290,407	1,215,134
AlixPartners LLP(10)	BTL-B	B2	NR	3.25	3 ME+3.25%	04/04/2024	EUR 247,500	241,576
Dun & Bradstreet Corporation	BTL	B2	B-	4.96	1 ML+4.00%	02/06/2026	1,385,000	1,253,425
Team Health Holdings, Inc.	1st Lien	B2	B-	3.75	1 ML+2.75%	02/06/2024	484,380	300,316

								3,010,451

Real Estate Investment Trusts-0.5%

VICI Properties 1 LLC	BTL	Ba2	BBB-	2.67	1 ML+1.75%	12/20/2024	853,864	777,016

Road & Rail-1.5%

Fly Funding II SARL	BTL-B	NR	BBB-	3.48	3 ML+1.75%	08/11/2025	1,052,528	897,280
Genesee & Wyoming, Inc.	BTL	Ba2	BB+	3.45	3 ML+2.00%	12/30/2026	500,000	476,875
Savage Enterprises LLC	BTL-B	B1	BB	TBD		08/01/2025	1,079,758	942,089

								2,316,244

Semiconductors & Semiconductor Equipment-1.1%

Cabot Microelectronics Corp.	BTL-B1	Ba2	BB+	3.00	1 ML+2.00%	11/17/2025	464,212	443,323
Entegris, Inc.	BTL-B	Baa3	BBB-	2.99	1 ML+2.00%	11/06/2025	987,500	898,625
Microchip Technology, Inc.	BTL-B	Baa3	BB+	2.99	1 ML+2.00%	05/29/2025	413,394	386,523

								1,728,471

Software-6.9%

Almonde, Inc.	1st Lien	B2	B-	5.28	3 ML+3.50%	06/13/2024	495,570	423,093
Almonde, Inc.	2nd Lien	Caa2	CCC	9.03	3 ML+7.25%	06/13/2025	230,000	171,350
Ceridian HCM Holding, Inc.	BTL-B	B2	B+	3.49	1 ML+2.50%	04/30/2025	576,387	533,158
Dcert Buyer, Inc.	BTL-B	B2	B-	4.99	1 ML+4.00%	10/16/2026	500,000	443,333
Emerald Topco, Inc.	BTL	B2	B	4.49	1 ML+3.50%	07/24/2026	442,775	396,284
Epicore Software Co.	1st Lien	B2	B-	4.25	1 ML+3.25%	06/01/2022	1,090,771	992,601
Hyland Software, Inc.	1st Lien	B1	B-	4.49	1 ML+3.50%	07/01/2024	964,907	887,714
Hyland Software, Inc.	2nd Lien	Caa1	CCC	7.99	1 ML+7.00%	07/07/2025	535,000	492,200
Infor US, Inc.	BTL-B6	Ba3	B	3.75	1 ML+2.75%	02/01/2022	673,961	645,992

MA FinanceCo. LLC	BTL-B3	B1	BB-	3.49	1 ML+2.50%	06/21/2024	91,076	81,361
McAfee LLC	BTL-B1	B2	B	4.69	1 ML+3.75%	09/30/2024	183,141	168,795
RP Crown Parent LLC	BTL-B	B1	B	3.75	1 ML+2.75%	10/12/2023	761,589	723,510
Seattle Spinco, Inc.	BTL-B3	B1	BB-	3.49	1 ML+2.50%	06/21/2024	615,059	549,453
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	2.74	1 ML+1.75%	04/16/2025	513,598	482,782
SS&C Technologies, Inc.	BTL-B4	Ba2	BB+	2.74	1 ML+1.75%	04/16/2025	366,487	344,498
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	2.74	1 ML+1.75%	04/16/2025	1,159,594	1,086,540
Surf Holdings, LLC	BTL	B2	B-	TBD		03/05/2027	EUR 170,000	156,244
Surf Holdings, LLC	BTL	B2	B-	TBD		03/05/2027	320,000	283,200
Ultimate Software Group, Inc.	BTL-B	B2	B	4.74	1 ML+3.75%	05/04/2026	676,600	630,930
VS Buyer LLC	BTL-B	B1	B-	4.86	3 ML+3.25%	02/28/2027	470,000	448,850
Zelis Payments Buyer, Inc.	BTL-B	B2	B	5.74	1 ML+4.75%	09/30/2026	997,500	909,388

								10,851,276

Specialty Retail-2.1%

At Home Holding III, Inc.	BTL	Caa1	CCC+	5.28	3 ML+3.50%	06/03/2022	669,700	455,396
Bass Pro Group LLC	BTL-B	B1	B+	5.99	1 ML+5.00%	09/25/2024	857,291	720,124
Foundation Building Materials Holding Co. LLC	BTL-B	B2	BB-	3.99	1 ML+3.00%	08/13/2025	493,750	425,859
J. Crew Group, Inc.	BTL-B	Caa2	CC	4.37-4.78	3 ML+3.00%	03/05/2021	707,391	468,646
PetSmart, Inc.	BTL-B2	B2	B	5.00	6 ML+4.00%	03/11/2022	510,981	489,903
SRS Distribution, Inc.	BTL-B	B3	B	5.49	1 ML+4.50%	05/23/2025	888	801
SRS Distribution, Inc.	BTL-B	B3	B	5.57	3 ML+4.50%	05/23/2025	353,225	318,786
Staples, Inc.	BTL-B	B1	B+	6.52	1 ML+5.00%	04/16/2026	502,563	396,396

								3,275,911

Trading Companies & Distributors-2.3%

ABC Supply Co., Inc.	BTL-B	B1	BB+	2.99	1 ML+2.00%	01/15/2027	995,000	890,525
Beacon Roofing Supply, Inc.	BTL-B	B1	BB	3.24	1 ML+2.25%	01/02/2025	441,000	396,018
HD Supply, Inc.	BTL-B5	Ba1	BBB-	2.74	1 ML+1.75%	10/17/2023	1,060,329	985,046
HD Supply Waterworks, Ltd.	BTL-B	B2	B+	4.33	1 ML+2.75%	08/01/2024	441,810	383,270
Resideo Funding, Inc.	BTL-B	Ba2	BBB-	3.71	3 ML+2.25%	10/24/2025	301,188	271,069
Sage Borrowco LLC	BTL-B	B2	B	5.74	1 ML+4.75%	06/20/2026	251,717	229,062
Univar USA, Inc.	BTL-B3	Ba3	BB+	3.70	3 ML+2.25%	07/01/2024	413,296	380,232
Univar USA, Inc.	BTL-B5	Ba3	BB+	3.45	3 ML+2.00%	07/01/2026	169,575	152,618

								3,687,840

Wireless Telecommunication Services-1.8%

Sprint Communications, Inc.	BTL-B	Ba2	BB-	3.50	1 ML+2.50%	02/02/2024	2,186,193	2,169,796
Sprint Communications, Inc.	BTL-B	Ba2	BB-	4.00	1 ML+3.00%	02/02/2024	607,313	597,697

								2,767,493

Total Loans (cost $164,090,148)								139,840,819

U.S. CORPORATE BONDS & NOTES-3.7%
Building Products-0.1%

Advanced Drainage Systems, Inc.*	Senior Notes	B1	B	5.00		09/30/2027	220,000	195,800

Construction & Engineering-0.1%

Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC	8.50		07/15/2025	250,000	196,300

Containers & Packaging-0.8%

Reynolds Group Issuer, Inc. FRS*	Senior Sec. Notes	B1	B+	5.33	3 ML+3.50%	07/15/2021	1,245,000	1,213,875

Food Products-0.1%

Darling Ingredients, Inc.*	Senior Notes	Ba3	BB+	5.25		04/15/2027	130,000	126,061

Health Care Providers & Services-0.3%

Centene Corp.*	Senior Notes	Ba1	BBB-	4.63		12/15/2029	465,000	467,325

Hotels, Restaurants & Leisure-0.1%

Boyd Gaming Corp.*	Company Guar. Notes	Caa1	B+	4.75		12/01/2027	400,000	330,000
Yum Brands, Inc.*	Senior Notes	B1	B+	7.75		04/01/2025	95,000	99,750

								429,750

Insurance-0.4%

Acrisure LLC / Acrisure Finance, Inc.*	Senior Sec. Notes	B2	B	8.13	02/15/2024	670,000	652,613

Media-0.2%

Houghton Mifflin Harcourt Publishers, Inc.*	Senior Notes	B3	B	9.00	02/15/2025	400,000	352,000

Multi Utilities-0.0%

Texas Competitive Electric Holdings Co. LLC*	Escrow Notes	NR	NR	6.25	10/01/2020	4,174,956	6,262

Oil, Gas & Consumable Fuels-0.1%

Chesapeake Energy Corp.*	Sec. Notes	Caa2	B-	11.50	01/01/2025	310,000	52,700
Foresight Energy/Finance*†(12)	Sec. Notes	NR	D	11.50	04/01/2023	715,000	894
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Ca	C	8.75	04/15/2023	775,000	170,500

							224,094

Personal Products-0.1%

Revlon Consumer Products Corp.	Company Guar. Notes	Caa3	CC	6.25	08/01/2024	505,000	116,150

Software-0.7%

SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50	09/30/2027	1,000,000	1,042,210

Specialty Retail-0.3%

Lithia Motors, Inc.*	Company Guar. Notes	Ba2	BB	4.63	12/15/2027	500,000	450,050

Trading Companies & Distributors-0.2%

Performance Food Group, Inc.*	Senior Notes	B1	B	5.50	10/15/2027	315,000	292,163

Total U.S. Corporate Bonds & Notes (cost $8,173,046)							5,764,653

FOREIGN CORPORATE BONDS & NOTES-2.1%
Auto Components-0.3%

Panther BF Aggregator 2 LP*	Company Guar. Notes	B3	CCC+	8.50	05/15/2027	560,000	488,544

Containers & Packaging-0.2%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	Ba3	BB	4.13	08/15/2026	390,000	388,050

Hotels, Restaurants & Leisure-0.2%

1011778 BC ULC / New Red Finance, Inc.*	Senior Notes	Ba2	BB+	3.88	01/15/2028	375,000	356,250

Metals & Mining-0.2%

Costellium NV*	Company Guar. Notes	B2	B	6.63	03/01/2025	405,000	364,500

Pharmaceuticals-1.1%

Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	5.00	01/30/2028	485,000	459,150
Endo, Ltd./Endo Finance LLC*	Company Guar. Notes	Caa2	CCC+	6.00	07/15/2023	250,000	181,095
Valeant Pharmaceuticals*	Senior Sec. Notes	Ba2	BB	7.00	03/15/2024	630,000	641,806
Valeant Pharmaceuticals*	Company Guar. Notes	B3	B	9.00	12/15/2025	385,000	405,867

							1,687,918

Total Foreign Corporate Bonds & Notes (cost $3,476,182)							3,285,262

COMMON STOCKS-0.6%
Energy Equipment & Services-0.0%

Philadelphia Energy Solutions LLC, Class A†(7)						35,161	4,395

Industrial Conglomerates-0.5%

AFG Holdings, Inc.†(7)						14,309	715,450

Oil, Gas & Consumable Fuels-0.1%

Ascent Resources Marcellus LLC, Class A†(5)(7)						187,384	222,987
TE Holdcorp LLC, Class A†(5)(7)						44,278	0

							222,987

Total Common Stocks (cost $3,302,052)							942,832

WARRANTS-0.0%
Oil, Gas & Consumable Fuels-0.0%

Ascent Resources Marcellus LLC†(5)(7)
Expires 03/30/2023
(strike price $6.15)
(cost $4,625)						48,515	970

ESCROWS AND LITIGATION TRUSTS-0.0%

Paragon Offshore, Ltd.(5)†
(cost $2,882)	Escrow Holding	NR	NR	6.00	07/18/2021	4,516	0

Total Long-Term Investment Securities (cost $179,048,935)							149,834,536

SHORT-TERM INVESTMENT SECURITIES-2.2%
Registered Investment Companies-2.2%

State Street Institutional Liquid Reserves Fund, Administration Class 0.57%(8)
(cost $3,452,423)						3,453,355	3,450,247

REPURCHASE AGREEMENTS-0.4%

Bank of America Securities LLC Joint Repurchase Agreement(9)						115,000	115,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)						140,000	140,000
BNP Paribas SA Joint Repurchase Agreement(9)						165,000	165,000
Deutsche Bank AG Joint Repurchase Agreement(9)						140,000	140,000
RBS Securities, Inc. Joint Repurchase Agreement(9)						130,000	130,000

Total Repurchase Agreements (cost $690,000)							690,000

TOTAL INVESTMENTS
(cost $183,191,358)						97.6%	153,974,783
Other assets less liabilities						2.4%	3,869,168

NET ASSETS						100.0%	$157,843,951

BTL—Bank Term Loan
EUR—Euro Currency
NR—Security not rated
FRS—Floating Rate Security
The rates shown on FRS are the current interest rates as of March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.
TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $8,933,765, representing 5.7% of net assets.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2020.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 58 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Security classified as Level 3 (see Note 1).
(6)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$715,450	$50.00	0.45%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	222,987	1.19	0.14
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	4,395	0.12	0.00
TE Holdcorp LLC, Class A	11/21/2013	44,278	1,638,216	0	0.00	0.00
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	970	0.02	0.00

				$943,802		0.59%

(8)	The rate shown is the 7-day yield as of March 31, 2020.
(9)	See Note 2 for details of the Joint Repurchase Agreement.
(10)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(11)	Security in default of interest.
(12)	Company has filed for bankruptcy protection.

Index Legend

1 ME—1 Month Euribor

1 ML—1 Month USD LIBOR

1 WL—1 Week USD LIBOR

2 ML—2 Month USD LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ME—6 Month Euribor

6 ML—6 Month USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co. International Plc	EUR	11,314,363	USD	12,172,840	04/30/2020	$—	$(319,086)
	USD	35,504	EUR	33,000	04/30/2020	931	—

Net Unrealized Appreciation (Depreciation)						$931	$(319,086)

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$139,990	$242,441	$382,431
Other Industries	—	139,458,388	—	139,458,388
U.S. Corporate Bonds & Notes	—	5,764,653	—	5,764,653
Foreign Corporate Bonds & Notes	—	3,285,262	—	3,285,262
Common Stocks:
Oil, Gas & Consumable Fuels	—	—	222,987	222,987
Other Industries	—	719,845	—	719,845
Warrants	—	—	970	970
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	3,450,247	—	—	3,450,247
Repurchase Agreements	—	690,000	—	690,000

Total Investments at Value	$3,450,247	$150,058,138	$466,398	$153,974,783

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$931	$—	$931

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$319,086	$—	$319,086

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2020 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principals (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of March 31, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

Note 2. Repurchase Agreements

As of March 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	0.35%	$115,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $32,850,000, a repurchase price of $32,850,009, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2045	$24,215,000	$33,830,214

As of March 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	0.35%	$140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,011, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2047	$29,066,000	$40,993,466

As of March 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	0.37%	$165,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $45,000,000, a repurchase price of $45,000,013, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$43,649,400	$45,874,580

As of March 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	0.35%	$140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,006, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	01/31/2022	$39,506,000	$40,829,203

As of March 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	0.34%	$130,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $38,000,000, a repurchase price of $38,000,005, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	04/30/2024	$36,075,000	$38,797,829

Note 3. Unfunded Loan Commitments

At March 31, 2020, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Eyecare Partners LLC	Delayed Draw	02/18/2027	$137,162	$110,644
MED ParentCo LP	Delayed Draw	08/31/2026	48,708	40,428

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at www.sec.gov.